FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Financial Assets Subject to Offsetting (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Assets Subject to Offsetting [Abstract]
Gross amounts recognized financial assets	S/ 6,142,719	S/ 7,282,543
Net of financial assets presented in the consolidated statements of financial position	6,142,719	7,282,543
Related amounts not offset in the consolidated statement of financial position, Financial instruments	(3,348,477)	(2,120,898)
Related amounts not offset in the consolidated statement of financial position, Cash collateral received	(370,892)	(415,082)
Net amount	2,423,350	4,746,563
Receivables from Derivatives [Member]
Financial Assets Subject to Offsetting [Abstract]
Gross amounts recognized financial assets	1,500,335	1,661,628
Net of financial assets presented in the consolidated statements of financial position	1,500,335	1,661,628
Related amounts not offset in the consolidated statement of financial position, Financial instruments	(285,850)	(237,575)
Related amounts not offset in the consolidated statement of financial position, Cash collateral received	(145,945)	(70,621)
Net amount	1,068,540	1,353,432
Cash Collateral, Reverse Repurchase Agreements and Securities Borrowings [Member]
Financial Assets Subject to Offsetting [Abstract]
Gross amounts recognized financial assets	1,101,856	1,766,948
Net of financial assets presented in the consolidated statements of financial position	1,101,856	1,766,948
Related amounts not offset in the consolidated statement of financial position, Financial instruments	0	0
Related amounts not offset in the consolidated statement of financial position, Cash collateral received	(224,947)	(344,461)
Net amount	876,909	1,422,487
Investments at Fair Value Through Other Comprehensive Income and Amortized Cost Pledged as Collateral [Member]
Financial Assets Subject to Offsetting [Abstract]
Gross amounts recognized financial assets	3,540,528
Net of financial assets presented in the consolidated statements of financial position	3,540,528
Related amounts not offset in the consolidated statement of financial position, Financial instruments	(3,062,627)
Related amounts not offset in the consolidated statement of financial position, Cash collateral received	0
Net amount	S/ 477,901
Available-for-sale and Held-to-maturity Investments Pledged as Collateral [Member]
Financial Assets Subject to Offsetting [Abstract]
Gross amounts recognized financial assets		3,853,967
Net of financial assets presented in the consolidated statements of financial position		3,853,967
Related amounts not offset in the consolidated statement of financial position, Financial instruments		(1,883,323)
Related amounts not offset in the consolidated statement of financial position, Cash collateral received		0
Net amount		S/ 1,970,644